 BALANCED FUND
   PAINEWEBBER
            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/95 02/28/95 08/31/94 ENDED 08/31/95 ENDED 08/31/95
------------------------------------------------------------------------
Class A Shares    $10.96   $ 9.80   $10.74     12.93%         12.70%
------------------------------------------------------------------------
Class B Shares     11.07     9.90    10.78     12.01          12.17
------------------------------------------------------------------------
Class D Shares     10.97     9.82    10.70     12.06          12.17
------------------------------------------------------------------------

Performance Summary Class A Shares

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS
COVERED     BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID TOTAL RETURN/1/
---------------------------------------------------------------------------
07/01/91 -
  12/31/91     $10.09 $11.02             --     $0.2293              11.53%
---------------------------------------------------------------------------
1992            11.02  11.24             --      0.3414               5.18
---------------------------------------------------------------------------
1993            11.24  11.94         $0.7771     0.2510              15.63
---------------------------------------------------------------------------
1994            11.94   9.32          1.2011     0.2311              (9.88)
---------------------------------------------------------------------------
01/01/95 -
  08/31/95       9.32  10.96             --      0.0818              18.50
---------------------------------------------------------------------------
                             Totals: $1.9782    $1.1346
---------------------------------------------------------------------------
                              CUMULATIVE TOTAL RETURN AS OF
                                                  08/31/95:          44.87%
---------------------------------------------------------------------------

Performance Summary Class B Shares

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS
COVERED     BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID TOTAL RETURN/1/
---------------------------------------------------------------------------
12/12/86 -
  12/31/86     $10.00 $ 9.76             --         --              (2.40)%
---------------------------------------------------------------------------
1987             9.76   9.27         $0.1687    $0.4407              1.21
---------------------------------------------------------------------------
1988             9.27   9.79             --      0.5225             11.34
---------------------------------------------------------------------------
1989             9.79  10.03          0.1124     0.6930             10.84
---------------------------------------------------------------------------
1990            10.03   9.60          0.0021     0.6200              1.94
---------------------------------------------------------------------------
1991             9.60  11.01             --      0.3478             18.52
---------------------------------------------------------------------------
1992            11.01  11.28             --      0.2146              4.46
---------------------------------------------------------------------------
1993            11.28  12.02          0.7771     0.1173             14.66
---------------------------------------------------------------------------
1994            12.02   9.43          1.2011     0.1189            (10.51)
---------------------------------------------------------------------------
01/01/95 -
  08/31/95       9.43  11.07             --      0.0337             17.76
---------------------------------------------------------------------------
                             Totals: $2.2614    $3.1085
---------------------------------------------------------------------------
                              CUMULATIVE TOTAL RETURN AS OF
                                                  08/31/95:         90.18%
---------------------------------------------------------------------------

Performance Summary Class D Shares

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS
COVERED     BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID TOTAL RETURN/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92     $10.86 $11.25             --     $0.1619               5.08%
---------------------------------------------------------------------------
1993            11.25  11.94         $0.7771     0.1728              14.79
---------------------------------------------------------------------------
1994            11.94   9.35          1.2011     0.1313             (10.48)
---------------------------------------------------------------------------
01/01/95 -
  08/31/95       9.35  10.97             --      0.0438              17.81
---------------------------------------------------------------------------
                             Totals: $1.9782    $0.5098
---------------------------------------------------------------------------
                              CUMULATIVE TOTAL RETURN AS OF
                                                  08/31/95:          27.20%
---------------------------------------------------------------------------

/1Figures/assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower for Class A and Class B if sales charges were included.

 BALANCED FUND
PAINEWEBBER
            RECENT PERFORMANCE RESULTS (CONCLUDED)

Average Annual Return

                              % RETURN WITHOUT      % RETURN AFTER DEDUCTING
                                SALES CHARGE          MAXIMUM SALES CHARGE
                              -------------------  -----------------------------
                                    CLASS                    CLASS
                              -------------------  -----------------------------
                                 A*    B**   D***        A*       B**      D***
--------------------------------------------------------------------------------
Twelve Months Ended 09/30/95  16.69% 15.72% 15.80%    11.48%    10.72%    15.80%
--------------------------------------------------------------------------------
Five Years Ended 09/30/95       N/A   9.75%   N/A       N/A      9.48%      N/A
--------------------------------------------------------------------------------
Commencement of Operations
 Through 09/30/95+             9.29%  7.66%  7.93%     8.11%     7.66%     7.93%
--------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without an initial or contingent deferred sales charge but bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations were July 1, 1991, December 12, 1986 and July 2,
  1992 for Class A, Class B and Class D shares, respectively.
 The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 BALANCED FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                AUGUST 31, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS - 50.10%
 Agriculture, Food - 0.39%
   11,000  Philip Morris Companies, Inc............................  $   820,875
                                                                     -----------
 Air Transport - 0.33%
   10,000  AMR Corporation Delaware*...............................      705,000
                                                                     -----------
 Aluminum - 0.35%
   13,000  Aluminum Company of America ............................      742,625
                                                                     -----------
 Banks - 2.20%
   10,000  Bank of New York Incorporated...........................      435,000
   14,000  Chemical Banking Corporation............................      815,500
   10,000  Citicorp................................................      663,750
   13,000  NationsBank Corporation.................................      797,875
   10,500  Wells Fargo.............................................    1,956,938
                                                                     -----------
                                                                       4,669,063
                                                                     -----------
 Beverages - 1.07%
   50,000  Pepsico Incorporated....................................    2,262,500
                                                                     -----------
 Business Machines - 8.55%
   50,000  Cisco Systems, Inc.*....................................    3,281,250
   70,000  Compaq Computer Corporation*............................    3,342,500
   40,000  Hewlett-Packard.........................................    3,200,000
    7,000  International Business Machines Corporation.............      723,625
   90,000  Seagate Technology*.....................................    3,982,500
  175,000  Western Digital Corp.*..................................    3,609,375
                                                                     -----------
                                                                      18,139,250
                                                                     -----------
 Chemicals - 3.00%
   50,000  Allied-Signal Inc.......................................    2,218,750
   13,000  DuPont EI de Nemours & Company..........................      849,875
   40,000  IMC Global Incorporated.................................    2,530,000
   18,000  PPG Industries, Inc.....................................      769,500
                                                                     -----------
                                                                       6,368,125
                                                                     -----------
 Consumer Durables - 0.09%
    3,500  Premark International Incorporated......................      183,313
                                                                     -----------
 Drugs, Medicine - 0.69%
   10,000  Lilly (Eli) & Company...................................      818,750
   13,200  Pfizer Incorporated.....................................      651,750
                                                                     -----------
                                                                       1,470,500
                                                                     -----------

 BALANCED FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)    AUGUST 31, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS - (CONTINUED)
 Electric Utilities - 0.33%
   18,000  FPL Group Incorporated..................................  $   699,750
                                                                     -----------
 Electronics - 3.81%
    2,100  Avnet Incorporated......................................      108,150
   50,000  Intel Corporation.......................................    3,068,750
   14,000  Loral Corporation.......................................      766,500
   20,000  Micron Technology.......................................    1,537,500
   25,000  Motorola, Inc...........................................    1,868,750
   22,000  VLSI Technology Incorporated*...........................      726,000
                                                                     -----------
                                                                       8,075,650
                                                                     -----------
 Forest Products - 0.43%
   50,800  Shorewood Packaging*....................................      914,400
                                                                     -----------
 Gas Utilities - 0.38%
   32,000  Panhandle Eastern Corporation...........................      800,000
                                                                     -----------
 Healthcare (Non-Drug) - 0.37%
   14,000  Becton Dickinson & Co. .................................      789,250
                                                                     -----------
 Hotels, Restaurants - 0.37%
   23,000  Mirage Resorts Incorporated*............................      790,625
                                                                     -----------
 Insurance - 4.58%
   20,000  AFLAC, Inc. ............................................      817,500
   50,986  Allstate Corp. .........................................    1,727,151
   11,000  American International Group............................      886,875
  225,000  EMC Corp.* .............................................    4,612,500
    7,000  ITT Corporation.........................................      837,375
   12,200  MBIA, Inc. .............................................      829,600
                                                                     -----------
                                                                       9,711,001
                                                                     -----------
 International Oil - 1.14%
   17,000  Chevron Corp. ..........................................      822,375
   12,000  Exxon Corporation.......................................      825,000
    8,000  Mobil Corporation.......................................      762,000
                                                                     -----------
                                                                       2,409,375
                                                                     -----------
 Manufacturing - 2.31%
  202,375  Albany International Corp. .............................    4,907,594
                                                                     -----------
 Medical & Medical Services - 1.15%
   94,000  Sunrise Medical, Inc.* .................................    2,432,250
                                                                     -----------

 BALANCED FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)    AUGUST 31, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS - (CONTINUED)
 Miscellaneous Finance - 0.78%
   20,000  American Express Company...............................   $   807,500
   15,000  Household International, Inc. .........................       841,875
                                                                     -----------
                                                                       1,649,375
                                                                     -----------
 Misc. Metals, Mining - 1.84%
  100,000  Belden, Inc............................................     2,775,000
   20,000  Potash Corporation Saskatchewan Inc. ..................     1,137,500
                                                                     -----------
                                                                       3,912,500
                                                                     -----------
 Oil Refining, Distribution - 1.86%
  125,000  Repsol, S.A. ..........................................     3,953,125
                                                                     -----------
 Paper - 0.81%
   12,000  Champion International Corporation.....................       679,500
   10,000  International Paper Company............................       818,750
    5,000  Westvaco Corporation...................................       220,625
                                                                     -----------
                                                                       1,718,875
                                                                     -----------
 Pollution Control - 0.66%
   23,000  Lockheed Martin Corporation............................     1,400,125
                                                                     -----------
 Producers' Goods - 2.82%
   17,000  AGCO Corporation.......................................       826,625
   12,000  Caterpillar Incorporated...............................       805,500
   10,000  Deere & Company........................................       855,000
   15,000  Green Tree Acceptance..................................       873,750
    9,800  Material Sciences Corporation*.........................       188,650
   12,000  Textron Incorporated...................................       822,000
   10,000  TRW Incorporated.......................................       778,750
   10,000  United Technologies Corporation........................       833,750
                                                                     -----------
                                                                       5,984,025
                                                                     -----------
 Railroads, Transit - 2.12%
   65,000  Burlington Northern....................................     4,501,250
                                                                     -----------
 Retail - Food - 0.74%
   27,000  American Stores Company................................       793,125
   24,000  Kroger Co.*............................................       783,000
                                                                     -----------
                                                                       1,576,125
                                                                     -----------
 Retail (All other) - 3.70%
  230,400  Arbor Drugs, Inc.......................................     4,320,000
   28,000  Rite-Aid Corporation...................................       784,000
   60,000  Sears, Roebuck & Company...............................     1,942,500
   13,000  Tandy Corporation......................................       807,625
                                                                     -----------
                                                                       7,854,125
                                                                     -----------
 Services - 2.48%
  120,000  Ceridian Corp.*........................................     5,250,000
                                                                     -----------
 Soaps, Hardwares - 0.37%
   33,000  Dial Corp.*............................................       792,000
                                                                     -----------

 BALANCED FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONCLUDED)    AUGUST 31, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONCLUDED)
 Transportation - 0.38%
   12,000  Consolidated Rail Corp.................................  $    807,000
                                                                    ------------
 Total Common Stocks (cost - $91,803,750)..........................  106,289,671
                                                                    ------------

 PRINCIPAL
  AMOUNT                                   MATURITY          INTEREST
   (000)                                    DATES             RATES
 ---------                           -------------------- --------------
 CORPORATE BONDS - 3.96%
 Auto, Trucks - 0.75%
  $ 1,600  Ford Motor Co. .........              02/26/98          6.250%    1,598,000
                                                                          ------------
 Banking - 0.74%
    1,600  M&T Bank................              07/01/05          7.000     1,572,000
                                                                          ------------
 Credit - 0.34%
      700  Commercial Credit.......              03/15/02          7.375       721,875
                                                                          ------------
 Finance - 0.53%
    1,160  Santander Financial.....              07/15/05          6.800     1,129,550
                                                                          ------------
 Freight & Shipping - 0.86%
    1,600  United Parcel Service...              04/01/20          8.375     1,824,000
                                                                          ------------
 Publishing - 0.74%
    1,600  News America Holdings...              02/01/24          7.750     1,554,000
                                                                          ------------
 Total Corporate Bonds (cost -
   $8,397,269)......................                                         8,399,425
                                                                          ------------
 U.S. GOVERNMENT OBLIGATIONS -
   42.26%
   15,000  U.S. Treasury Bills.....  09/07/95 to 09/21/95 5.240 to 5.390@   14,978,474
   64,990  U.S. Treasury Notes.....  11/30/96 to 08/15/05 6.375 to 7.250    66,392,961
    7,550  U.S. Treasury Bonds.....              11/15/24          7.500     8,287,634
                                                                          ------------
 Total U.S. Government Obligations
  (cost - $88,775,793)..............                                        89,659,069
                                                                          ------------
 REPURCHASE AGREEMENT - 2.80%
    5,929  Repurchase Agreement
            dated 08/31/95 with
            Salomon Brothers, Inc,
            collateralized by
            $5,660,000 U.S.
            Treasury Notes, 8.250%,
            due 07/15/98; proceeds:
            $5,929,950 (cost -
             $5,929,000)...........              09/01/95          5.770     5,929,000
                                                                          ------------
 Total Investments (cost -
   $194,905,812) - 99.12%...........                                       210,277,165
 Other assets in excess of
  liabilities - 0.88%...............                                         1,866,288
                                                                          ------------
 Net Assets - 100.00%...............                                      $212,143,453
                                                                          ============

-------
*  Non-Income Producing Security
@ Yield to maturity

                 See accompanying notes to financial statements

 BALANCED FUND
   PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES      AUGUST 31, 1995 (UNAUDITED)

Assets
Investments in securities, at value (cost - $194,905,812)......... $210,277,165
Cash..............................................................          731
Receivable for investments sold ..................................   57,174,055
Dividends and interest receivable.................................    1,379,620
Receivable for fund shares sold...................................       24,375
Other assets......................................................       11,208
                                                                   ------------
Total assets......................................................  268,867,154
                                                                   ------------
Liabilities
Payable for investments purchased.................................   55,337,396
Payable for fund shares repurchased...............................      898,819
Payable to affiliates.............................................      212,517
Accrued expenses and other liabilities............................      274,969
                                                                   ------------
Total liabilities.................................................   56,723,701
                                                                   ------------
Net Assets
Capital stock - $0.001 par value..................................  182,649,115
Accumulated undistributed net investment income...................    2,579,397
Accumulated net realized gains from investment transactions.......   11,543,588
Net unrealized appreciation of investments........................   15,371,353
                                                                   ------------
Net assets........................................................ $212,143,453
                                                                   ============
Class A:
Net assets........................................................ $173,863,511
                                                                   ------------
Shares outstanding................................................   15,866,980
                                                                   ------------
Net asset value and redemption value per share....................       $10.96
                                                                         ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)...............................       $11.48
                                                                         ======
Class B:
Net assets........................................................ $ 30,911,591
                                                                   ------------
Shares outstanding................................................    2,792,914
                                                                   ------------
Net asset value and offering price per share......................       $11.07
                                                                         ======
Class D:
Net assets........................................................ $  7,368,351
                                                                   ------------
Shares outstanding................................................      671,557
                                                                   ------------
Net asset value, offering price and redemption value per share....       $10.97
                                                                         ======

                 See accompanying notes to financial statements

 BALANCED FUND
   PAINEWEBBER
            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

Investment income:
Interest........................................................... $ 3,820,304
Dividends (net of withholding taxes)...............................     563,800
                                                                    -----------
                                                                      4,384,104
                                                                    -----------
Expenses:
Investment advisory and administration.............................     814,860
Service fees--Class A..............................................     219,978
Service and distribution fees--Class B.............................     167,692
Service and distribution fees--Class D.............................      38,869
Transfer agency and service fees...................................     113,525
Reports and notices to shareholders................................      81,925
Custody and accounting.............................................      68,646
Legal and audit....................................................      60,873
State registration fees............................................      46,241
Directors' fees....................................................       5,250
Other expenses.....................................................      21,348
                                                                    -----------
                                                                      1,639,207
                                                                    -----------
Net investment income..............................................   2,744,897
                                                                    -----------
Realized and unrealized gains from investment transactions:
Net realized gains from investment transactions....................  16,302,995
Net change in unrealized appreciation/depreciation of investments..   6,430,731
                                                                    -----------
Net realized and unrealized gains from investment transactions.....  22,733,726
                                                                    -----------
Net increase in net assets resulting from operations............... $25,478,623
                                                                    ===========


                 See accompanying notes to financial statements

 BALANCED FUND
   PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE        FOR THE
                                                  SIX MONTHS ENDED  YEAR ENDED
                                                  AUGUST 31, 1995  FEBRUARY 28,
                                                    (UNAUDITED)        1995
                                                  ---------------- ------------
From operations:
Net investment income...........................    $  2,744,897   $  5,651,243
Net realized gains from investment transactions.      16,302,995     10,999,295
Net change in unrealized
 appreciation/depreciation of investments.......       6,430,731    (38,246,529)
                                                    ------------   ------------
Net increase (decrease) in net assets resulting
 from operations................................      25,478,623    (21,595,991)
                                                    ------------   ------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A..................      (1,349,543)    (3,995,697)
Net investment income--Class B..................        (101,026)      (522,731)
Net investment income--Class D..................         (30,922)      (116,414)
Net realized gains from investment
 transactions--Class A..........................             --     (21,142,649)
Net realized gains from investment
 transactions--Class B..........................             --      (6,016,319)
Net realized gains from investment
 transactions--Class D..........................             --      (1,164,682)
                                                    ------------   ------------
                                                      (1,481,491)   (32,958,492)
                                                    ------------   ------------
From capital stock transactions:
Net proceeds from the sale of shares............       2,632,354     11,684,195
Cost of shares repurchased......................     (36,210,131)   (79,584,476)
Proceeds from dividends reinvested..............       1,334,920     30,257,775
                                                    ------------   ------------
Net decrease in net assets resulting from share
 transactions...................................     (32,242,857)   (37,642,506)
                                                    ------------   ------------
Net decrease in net assets......................      (8,245,725)   (92,196,989)
Net Assets:
Beginning of period.............................     220,389,178    312,586,167
                                                    ------------   ------------
End of period (including undistributed net
 investment income of
 $2,579,397 and $1,315,991, respectively).......    $212,143,453   $220,389,178
                                                    ============   ============


                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS            (UNAUDITED)
   PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Master Series, Inc. ("Master Series") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers two series of shares: PaineWebber Balanced Fund (the "Fund") (formerly PaineWebber Asset Allocation) and PaineWebber Money Market Fund. The financial statements for PaineWebber Money Market Fund are not included herein.

Effective August 18, 1995, PaineWebber Blue Chip Growth Fund, formerly also a portfolio of the Master Series, was reorganized into the PaineWebber Growth Fund which is a series of the PaineWebber Olympus Fund.

Organizational Matters - Prior to commencing its operations, the Fund had no activities other than organizational matters and activities related to the initial public offering and the issuance, at net asset value, of one Class B share of the Fund to PaineWebber Incorporated ("PaineWebber").

The Fund offers Class A, Class B and Class D shares. Each class represents interests in the same assets of the Fund, and the Classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and transfer agency expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All Classes of shares have equal rights as to voting privileges, except that each Class has exclusive voting rights with respect to its service and/or distribution plan.

Valuation of Investments - Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber and investment adviser, administrator and distributor of Master Series, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other assets are valued at fair value as determined in good faith by or under the direction of Master Series' Board of Directors. The amortized cost method of valuation, which approximates market value, generally is used to value debt obligations with 60 days or less remaining to maturity, unless Master Series' Board of Directors determines that this does not represent fair value.

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

 NOTES TO FINANCIAL STATEMENTS            (UNAUDITED) (CONTINUED)
   PAINEWEBBER

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or insolvency by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized on a yield to maturity basis as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Federal Tax Status - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

During the fiscal year ended February 28, 1994, Balanced Fund utilized all the prior fiscal years' carryover losses of $1,265,204 to offset a portion of net realized gains during the year.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these

 NOTES TO FINANCIAL STATEMENTS            (UNAUDITED) (CONTINUED)
   PAINEWEBBER
differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

The Board of Directors of Master Series has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS
------------------------
Up to $500 million....................................................... 0.750%
In excess of $500 million up to $1.0 billion............................. 0.725
In excess of $1.0 billion up to $1.5 billion............................. 0.700
In excess of $1.5 billion up to $2.0 billion............................. 0.675
Over $2.0 billion........................................................ 0.650

At August 31, 1995, the Fund owed Mitchell Hutchins $136,179 in investment advisory and administration fees.

For the six months ended August 31, 1995 the Fund paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended August 31, 1995, no reimbursements were required pursuant to the above limitation.

 NOTES TO FINANCIAL STATEMENTS            (UNAUDITED) (CONTINUED)
   PAINEWEBBER

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate service/distribution plans pertaining to the Class A, Class B and Class D shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each Class of shares, and monthly distribution fees at an annual rate of 0.75% of the average daily net assets of the Class B and Class D shares. At August 31, 1995, the Fund owed Mitchell Hutchins $69,905 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid upon certain redemptions of Class B shares. Mitchell Hutchins has informed the Fund that for the six months ended August 31, 1995, it had earned the following amounts in sales charges:

Initial sales charges--Class A.......................................... $17,260
Contingent deferred sales charges--Class B.............................. $62,967

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended August 31, 1995, PaineWebber earned $40,761 in service fees from the Fund. At August 31, 1995, the Fund owed PaineWebber $6,433 for transfer agency service fees.

 NOTES TO FINANCIAL STATEMENTS            (UNAUDITED) (CONTINUED)
   PAINEWEBBER

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at August 31, 1995, was substantially the same as the cost of securities for financial statement purposes.

At August 31, 1995, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
 over cost)........................................................ $15,590,929
Gross depreciation (investments having an excess of cost
 over value).......................................................    (219,576)
                                                                    -----------
Net unrealized appreciation of investments......................... $15,371,353
                                                                    ===========

For the six months ended August 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.......................................................... $221,399,048
Sales.............................................................. $258,739,448

 NOTES TO FINANCIAL STATEMENTS            (CONCLUDED)
   PAINEWEBBER

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 3 billion is allocated to Balanced Fund. Transactions in shares of common stock were as follows:

                                 CLASS A                   CLASS B                 CLASS D
                         ------------------------  ------------------------  ---------------------
                           SHARES       AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT
                         ----------  ------------  ----------  ------------  --------  -----------
SIX MONTHS ENDED
 AUGUST 31, 1995:
Shares sold.............    120,014  $  1,250,104     102,458  $  1,086,510    28,623  $   295,740
Shares repurchased...... (2,755,290)  (28,498,260)   (512,419)   (5,371,911) (228,163)  (2,339,960)
Dividends reinvested....    114,648     1,216,428       8,420        90,438     2,636       28,054
Shares converted from
 Class B to Class A.....    557,195     5,700,153    (552,320)   (5,700,153)      --           --
                         ----------  ------------  ----------  ------------  --------  -----------
Net decrease............ (1,963,433) $(20,331,575)   (953,861) $ (9,895,116) (196,904) $(2,016,166)
                         ==========  ============  ==========  ============  ========  ===========
YEAR ENDED
 FEBRUARY 28, 1995:
Shares sold.............    218,283  $  2,388,730     617,150  $  6,673,631   237,335  $ 2,622,457
Shares repurchased...... (5,295,097)  (54,334,746) (1,856,614)  (19,367,511) (566,186)  (5,882,842)
Dividends reinvested....  2,407,603    23,089,601     613,996     5,978,552   123,401    1,189,622
Shares converted from
 Class B to Class A.....  2,514,073    26,115,618  (2,500,444)  (26,115,618)      --           --
                         ----------  ------------  ----------  ------------  --------  -----------
Net decrease............   (155,138) $ (2,740,797) (3,125,912) $(32,830,946) (205,450) $(2,070,763)
                         ==========  ============  ==========  ============  ========  ===========

 BALANCED FUND
   PAINEWEBBER
            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                  CLASS A
                          ---------------------------------------------------------------
                          FOR THE SIX
                          MONTHS ENDED     FOR THE YEARS ENDED            FOR THE PERIOD
                           AUGUST 31,          FEBRUARY 28,              JULY 1, 1991+ TO
                              1995      ------------------------------     FEBRUARY 29,
                          (UNAUDITED)     1995       1994       1993           1992
                          ------------  --------   --------   --------   ----------------
Net asset value, begin-
 ning of period.........    $   9.80    $  12.04   $  11.54   $  11.01      $   10.09
                            --------    --------   --------   --------      ---------
Net investment income...        0.14        0.26       0.22       0.33           0.19
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........        1.10       (1.07)      1.31       0.54           0.96
                            --------    --------   --------   --------      ---------
Net increase (decrease)
 from investment
 operations.............        1.24       (0.81)      1.53       0.87           1.15
                            --------    --------   --------   --------      ---------
Dividends from net
 investment income......       (0.08)      (0.23)     (0.25)     (0.34)         (0.23)
Distributions from net
 realized gains from
 investment
 transactions...........         --        (1.20)     (0.78)        --             --
                            --------    --------   --------   --------      ---------
Total dividends and
 distributions..........       (0.08)      (1.43)     (1.03)     (0.34)         (0.23)
                            --------    --------   --------   --------      ---------
Net asset value, end of
 period.................    $  10.96    $   9.80   $  12.04   $  11.54      $   11.01
                            ========    ========   ========   ========      =========
Total investment re-
 turn(1)................       12.70 %     (6.02)%    13.57 %     8.09 %        11.43 %
                            ========    ========   ========   ========      =========
Ratios/Supplemental
 Data:
Net assets, end of pe-
 riod (000's)...........    $173,864    $174,761   $216,492   $154,594           $916
Ratio of expenses to av-
 erage net assets.......        1.33 %*     1.26 %     1.21 %     1.18 %         1.30 %*
Ratio of net investment
 income to average net
 assets.................        2.70 %*     2.41 %     1.74 %     2.52 %         3.43 %*
Portfolio turnover......      119.05 %    107.52 %    68.53 %    33.17 %        83.62 %
---------------------

 * Annualized
 + Commencement of offering of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable date, and a sale at net asset value on the last day of the period. The figures do not include sales charges; results of Class A and Class B would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

 BALANCED FUND
   PAINEWEBBER

                            CLASS B                                                      CLASS D
---------------------------------------------------------------------- ------------------------------------------------
FOR THE SIX                                  FOR THE YEAR FOR THE YEAR FOR THE SIX     FOR THE
MONTHS ENDED    FOR THE YEARS ENDED             ENDED        ENDED     MONTHS ENDED  YEARS ENDED        FOR THE PERIOD
 AUGUST 31,         FEBRUARY 28,             FEBRUARY 29, FEBRUARY 28,  AUGUST 31,   FEBRUARY 28,      JULY 2, 1992+ TO
    1995      ----------------------------   ------------ ------------     1995     ----------------     FEBRUARY 28,
(UNAUDITED)    1995      1994       1993         1992         1991     (UNAUDITED)   1995     1994           1993
------------  -------   -------   --------   ------------ ------------ ------------ ------   -------   ----------------
  $  9.90     $ 12.10   $ 11.56   $  10.99     $  10.21     $   9.86      $ 9.82    $12.03   $ 11.54       $ 10.86
  -------     -------   -------   --------     --------     --------      ------    ------   -------       -------
     0.30        0.44      0.26       0.30         0.35         0.59        0.11      0.19      0.14          0.13
     0.90       (1.32)     1.18       0.48         0.78         0.38        1.08     (1.07)     1.30          0.71
  -------     -------   -------   --------     --------     --------      ------    ------   -------       -------
     1.20       (0.88)     1.44       0.78         1.13         0.97        1.19     (0.88)     1.44          0.84
  -------     -------   -------   --------     --------     --------      ------    ------   -------       -------
    (0.03)      (0.12)    (0.12)     (0.21)       (0.35)       (0.62)      (0.04)    (0.13)    (0.17)        (0.16)
       --       (1.20)    (0.78)        --           --           --          --     (1.20)    (0.78)           --
  -------     -------   -------   --------     --------     --------      ------    ------   -------       -------
    (0.03)      (1.32)    (0.90)     (0.21)       (0.35)       (0.62)      (0.04)    (1.33)    (0.95)        (0.16)
  -------     -------   -------   --------     --------     --------      ------    ------   -------       -------
  $ 11.07     $  9.90   $ 12.10   $  11.56     $  10.99     $  10.21      $10.97    $ 9.82   $ 12.03       $ 11.54
  =======     =======   =======   ========     ========     ========      ======    ======   =======       =======
    12.17 %     (6.68)%   12.62 %     7.25 %      11.24 %      10.29 %     12.17 %   (6.69)%   12.75 %        7.78 %
  =======     =======   =======   ========     ========     ========      ======    ======   =======       =======
  $30,912     $37,104   $83,178   $160,115     $346,290     $403,557      $7,368    $8,525   $12,916        $7,058
     2.30 %*     1.98 %    2.05 %     1.98 %       2.02 %       1.83 %      2.07 %*   2.01 %    1.96 %        1.95 %*
     1.75 %*     1.60 %    1.00 %     2.02 %       3.25 %       5.46 %      1.97 %*   1.62 %    0.97 %        1.91 %*
   119.05 %    107.52 %   68.53 %    33.17 %      83.62 %     169.18 %    119.05 %  107.52 %   68.53 %       33.17 %